Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.51%

Aerospace & Defense 1.79%

Northrop Grumman Corp.	103,000	$33,476
Raytheon Technologies Corp.	1,084,857	61,490
Total		94,966

Auto Components 1.13%

Lear Corp.	542,300	59,859

Banks 7.23%

Bank of America Corp.	4,185,800	104,143
Citigroup, Inc.	1,803,600	90,198
Citizens Financial Group, Inc.	1,884,000	46,742
JPMorgan Chase & Co.	1,059,042	102,346
PNC Financial Services Group, Inc. (The)	369,500	39,414
Total		382,843

Beverages 1.53%

Coca-Cola Co. (The)	1,717,700	81,144

Biotechnology 2.87%

AbbVie, Inc.	790,400	75,017
Amgen, Inc.	314,600	76,973
Total		151,990

Building Products 1.97%

Masco Corp.	977,300	55,862
Trane Technologies plc (Ireland)(a)	434,800	48,641
Total		104,503

Capital Markets 4.88%

Ameriprise Financial, Inc.	444,300	68,258
BlackRock, Inc.	152,100	87,459
CME Group, Inc.	228,900	38,039
Morgan Stanley	1,330,100	65,015
Total		258,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2020

Investments	Shares	Fair Value (000)
Chemicals 2.03%

Air Products and Chemicals, Inc.	375,700	$107,687

Consumer Finance 1.75%

American Express Co.	498,100	46,483
Discover Financial Services	940,300	46,479
Total		92,962

Containers & Packaging 0.97%

Avery Dennison Corp.	454,700	51,536

Diversified Telecommunication Services 3.13%

AT&T, Inc.	2,286,849	67,645
Verizon Communications, Inc.	1,703,351	97,909
Total		165,554

Electric: Utilities 2.70%
FirstEnergy Corp.	1,431,700	41,519
NextEra Energy, Inc.	362,400	101,726
Total		143,245

Equity Real Estate Investment Trusts 6.20%

Alexandria Real Estate Equities, Inc.	543,000	96,410
Crown Castle International Corp.	438,400	73,081
Prologis, Inc.	852,100	89,828
Starwood Property Trust, Inc.	1,567,700	23,437
UDR, Inc.	1,257,000	45,504
Total		328,260

Food & Staples Retailing 1.98%

Sysco Corp.	905,600	47,861
Walmart, Inc.	441,400	57,117
Total		104,978

Food Products 1.60%

General Mills, Inc.	714,300	45,194
Mondelez International, Inc. Class A	710,500	39,425
Total		84,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.94%

Abbott Laboratories	482,200	$48,529
Medtronic plc (Ireland)(a)	563,300	54,347
Total		102,876

Health Care Providers & Services 2.80%

CVS Health Corp.	1,236,200	77,806
UnitedHealth Group, Inc.	232,600	70,427
Total		148,233

Hotels, Restaurants & Leisure 2.80%

Las Vegas Sands Corp.	907,100	39,586
McDonald’s Corp.	261,200	50,746
Yum! Brands, Inc.	638,400	58,126
Total		148,458

Household Products 2.16%

Procter & Gamble Co. (The)	872,700	114,428

Industrial Conglomerates 1.69%

Honeywell International, Inc.	599,100	89,487

Insurance 3.27%

Chubb Ltd. (Switzerland)(a)	667,300	84,907
Everest Re Group Ltd.	276,700	60,539
Hartford Financial Services Group, Inc. (The)	657,200	27,813
Total		173,259

Machinery 3.85%

Dover Corp.	575,600	59,247
Illinois Tool Works, Inc.	403,400	74,625
Stanley Black & Decker, Inc.	455,800	69,883
Total		203,755

Media 1.78%

Comcast Corp. Class A	2,205,900	94,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2020

Investments	Shares	Fair Value (000)
Multi-Line Retail 1.22%

Dollar General Corp.	338,800	$64,507

Multi-Utilities 1.46%

CMS Energy Corp.	1,203,100	77,215

Oil, Gas & Consumable Fuels 4.95%

Chevron Corp.	997,532	83,733
ConocoPhillips	1,250,200	46,745
ONEOK, Inc.	1,021,200	28,502
Total SA ADR	1,334,100	50,242
Valero Energy Corp.	944,150	53,089
Total		262,311

Pharmaceuticals 6.95%

AstraZeneca plc ADR	1,168,800	65,196
Bristol-Myers Squibb Co.	1,261,400	73,994
Johnson & Johnson	717,400	104,568
Merck & Co., Inc.	1,550,100	124,380
Total		368,138

Road & Rail 3.19%

Norfolk Southern Corp.	429,800	82,612
Union Pacific Corp.	499,100	86,519
Total		169,131

Semiconductors & Semiconductor Equipment 5.80%

Analog Devices, Inc.	591,200	67,899
Intel Corp.	1,899,500	90,663
Lam Research Corp.	248,400	93,687
Texas Instruments, Inc.	431,700	55,063
Total		307,312

Software 3.58%

Microsoft Corp.	925,100	189,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2020

Investments	Shares	Fair Value (000)
Specialty Retail 5.88%

Home Depot, Inc. (The)	560,400	$148,781
Lowe’s Cos., Inc.	602,000	89,644
TJX Cos., Inc. (The)	1,401,600	72,869
Total		311,294

Technology Hardware, Storage & Peripherals 2.69%

Apple, Inc.	335,700	142,686

Tobacco 1.74%

Philip Morris International, Inc.	1,200,700	92,226
Total Common Stocks (cost $5,037,475,225)		5,272,300

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.39%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $18,767,700 of U.S. Treasury Note at 2.25% due 8/15/2027; value: $21,351,389; proceeds: $20,932,652 (cost $20,932,652)	$20,933	20,933
Total Investments in Securities 99.90% (cost $5,058,407,877)		5,293,233
Other Assets in Excess of Liabilities(b) 0.10%		5,079
Net Assets 100.00%		$5,298,312

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2020

Open Futures Contracts at July 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E- Mini S&P 500 Index	September 2020	139	Long	$21,129,220	$22,681,325	$1,552,105

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,272,300	$—	$—	$5,272,300
Short-Term Investment
Repurchase Agreement	—	20,933	—	20,933
Total	$5,272,300	$20,933	$—	$5,293,233
Other Financial Instruments
Futures Contracts
Assets	$1,552	$—	$—	$1,552
Liabilities	—	—	—	—
Total	$1,552	$—	$—	$1,552

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.   FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.